UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/14

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--88.6%		Rate (%)	Date	Amount ($) [a]		Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	332,200,000	b	8,797,220
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,283,500,000		60,470,956
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	134,780,000	c	135,285,838
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	6,260,000		2,588,499
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	101,370,000		38,417,014
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	70,800,000	d	24,636,890
Colombian Government,
Sr. Unscd. Bonds	COP	4.38	3/21/23	23,613,000,000		9,884,914
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	32,259,500,000		13,409,924
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	114,825,700,000		55,723,015
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	50,232,000,000		29,719,373
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	d	22,220,843
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	18,083,210,000		80,943,786
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	2,080,220,000		9,919,426
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0312	MYR	3.20	10/15/15	8,200,000		2,506,790
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0213	MYR	3.26	3/1/18	22,225,000		6,700,683

Malaysian Government,
Sr. Unscd. Bonds, Ser. 0512	MYR	3.31	10/31/17	47,000,000		14,248,036
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0211	MYR	3.43	8/15/14	103,490,000		31,653,095
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	96,170,000		29,665,796
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0212	MYR	3.89	3/15/27	8,900,000		2,569,111
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	320,760,000		100,134,683
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	106,750,000		8,366,779
Nigerian Government,
Bonds, Ser. 5YR	NGN	4.00	4/23/15	7,050,000,000		38,404,420
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	6,025,155,000		39,506,518
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	1,758,405,000		11,972,165
Peruvian Government,
Gtd. Bonds	PEN	6.90	8/12/37	34,370,000		11,713,316
Peruvian Government,
Bonds	PEN	6.95	8/12/31	140,000,000		48,829,878
Peruvian Government,
Bonds	PEN	8.20	8/12/26	74,310,000		29,628,390
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	179,270,000		13,074,533
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	265,900,000	b	19,392,638
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		9,250,009
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	611,400,000	b	47,927,591
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	2,180,000,000		50,061,611
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000		11,993,055
Polish Government,

Bonds, Ser. 1017	PLN	5.25	10/25/17	46,100,000		16,205,105
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		22,546,705
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	99,470,000		36,286,443
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	175,080,000		56,491,528
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	738,900,000		20,263,008
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	938,300,000		24,725,297
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	1,697,700,000		46,518,659
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000		14,402,561
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	312,575,000		7,827,831
Russian Government,
Bonds, Ser. 6208	RUB	7.50	2/27/19	303,700,000		8,341,932
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	513,075,000		13,929,090
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	516,600,000		13,917,180
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	565,410,000		15,612,137
South African Government,
Sr. Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	126,250,000	e	14,949,046
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	189,945,000		12,942,349
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	375,885,000		29,098,541
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	463,875,000		41,142,104
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	185,305,000		17,202,678
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	42,000,000		3,696,367

South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	579,040,000		61,873,461
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	b	13,664,416
Turkish Government,
Bonds	TRY	4.00	4/29/15	98,835,000	f	58,659,171
Turkish Government,
Bonds	TRY	9.00	1/27/16	72,190,000		31,812,266
Turkish Government,
Bonds	TRY	10.00	6/17/15	45,210,000		20,291,062
Turkish Government,
Bonds	TRY	11.00	8/6/14	67,800,000		30,801,032
Total Bonds and Notes
(cost $1,902,840,065)						1,652,816,764

Short-Term Investments--.5%
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $9,658,895)				9,660,000	[g]	9,658,880

Other Investment--4.7%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $87,031,031)				87,031,031	[h]	87,031,031
Total Investments (cost $1,999,529,991)				93.8%		1,749,506,675
Cash and Receivables (Net)				6.2%		115,954,976
Net Assets				100.0%		1,865,461,651

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN-- Nigerian Naira
PEN--Peruvian New Sol

PHP--Philippine Peso
PLN--Polish Zloty
RON--Romanian Leu
RUB--Russian Ruble
TRY--Turkish Lira
ZAR--South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities were valued at $89,781,865 or 4.8% of net assets.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g Held by a broker as collateral for open forward foreign currency exchange contracts.
h Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized depreciation on investments was $250,023,316 of which $10,491,705 related to appreciated investment securities and $260,515,021 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Russia	12.6
South Africa	11.6
Brazil	10.8
Malaysia	10.1
Turkey	7.6
Colombia	5.8
Mexico	5.3
Short-Term/Money Market Investments	5.2
Hungary	4.9
Nigeria	4.8
Peru	4.8
Poland	4.0
Philippines	3.3
Romania	3.0
93.8

† Based on net assets.

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums (Receivable)	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	Payable ($)	(Depreciation) ($)	Buy / Sell
396,200,000	BRL - 1 Year LIBOR	Barclays	8.06	N/A	1/2/2015	(4,365,125.01)		(4,365,125)	N/A
954,000,000	MXN - 28 Day Libor	J.P. Morgan Chase	6.84	N/A	1/25/2024	961,765.70		961,766	N/A

			Gross Unrealized Appreciation					961,766
			Gross Unrealized Depreciation					(4,365,125)

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	1,652,816,764	-	1,652,816,764
Mutual Funds	87,031,031	-	-	87,031,031
U.S. Treasury	-	9,658,880	-	9,658,880
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	4,240,048	-	4,240,048
Swaps++	-	961,766	-	961,766
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,199,909)	-	(1,199,909)
Swaps++	-	(4,365,125)	-	(4,365,125)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
4/2/2014	a	73,525,000	31,125,975	31,065,479	(60,496)

Hungarian Forint,
Expiring:
3/28/2014	b	804,625,000	3,536,347	3,577,173	40,826
3/28/2014	c	3,989,170,000	17,545,610	17,734,908	189,298
3/28/2014	d	6,830,860,000	30,006,114	30,368,391	362,277

Indian Rupee,
Expiring
3/28/2014	c	816,100,000	13,040,641	13,072,787	32,146

Indonesian Rupiah,
Expiring:
4/9/2014	e	51,654,660,000	4,364,568	4,418,201	53,633
4/9/2014	f	53,837,250,000	4,562,479	4,604,885	42,406
4/9/2014	g	35,761,030,000	3,038,320	3,058,764	20,444
5/21/2014	c	133,377,430,000	11,303,172	11,323,292	20,120

Mexican New Peso,
Expiring:
3/28/2014	b	522,215,000	39,109,905	39,293,348	183,443
3/28/2014	c	1,201,180,000	89,960,531	90,381,133	420,602

Peruvian New Sol,
Expiring:
3/28/2014	f	21,300,000	7,545,165	7,577,164	31,999
5/21/2014	a	13,170,000	4,629,174	4,645,088	15,914

Philippine Peso,
Expiring:
3/28/2014	c	256,090,000	5,731,647	5,735,864	4,217
3/28/2014	f	271,580,000	6,074,936	6,082,807	7,871

Polish Zloty,
Expiring:
3/28/2014	b	104,400,000	34,115,417	34,574,708	459,291
3/28/2014	c	101,035,000	32,998,563	33,460,303	461,740
3/28/2014	e	62,145,000	20,384,432	20,580,893	196,461
3/28/2014	f	36,280,000	11,874,836	12,015,042	140,206
3/28/2014	g	58,020,000	18,941,595	19,214,795	273,200
3/28/2014	h	63,495,000	20,790,085	21,027,980	237,895

Romanian Leu,
Expiring:
3/28/2014	e	16,000,000	4,814,202	4,894,022	79,820
4/9/2014	e	38,600,000	11,535,128	11,796,982	261,854
4/14/2014	c	31,545,000	9,525,751	9,637,564	111,813

Thai Baht,
Expiring
3/28/2014	e	511,705,000	15,679,638	15,659,777	(19,861)

Turkish Lira,
Expiring
3/28/2014	c	25,070,000	11,114,806	11,243,799	128,993

Sales:			Proceeds ($)
Chilean Peso,
Expiring
3/28/2014	g	3,694,440,000	6,623,234	6,586,838	36,396

Colombian Peso,
Expiring:
3/13/2014	e	29,571,135,000	14,449,614	14,447,103	2,511
3/13/2014	f	9,650,000,000	4,749,016	4,714,548	34,468
3/28/2014	f	145,453,500,000	71,048,929	71,026,733	22,196

Euro,
Expiring:
3/28/2014	f	7,830,000	10,736,339	10,807,616	(71,277)
4/14/2014	c	13,515,000	18,392,501	18,654,502	(262,001)

Hungarian Forint,
Expiring
3/3/2014	d	4,509,914,103	19,819,442	20,084,316	(264,874)

Indian Rupee,
Expiring
3/28/2014	f	816,100,000	12,853,993	13,072,787	(218,794)

Malaysian Ringgit,
Expiring
3/28/2014	f	70,370,000	21,393,610	21,434,976	(41,366)

Peruvian New Sol,
Expiring
5/21/2014	f	21,300,000	7,496,832	7,512,556	(15,724)

Philippine Peso,
Expiring
3/28/2014	i	1,555,885,000	34,784,315	34,848,471	(64,156)

Russian Ruble,
Expiring:
3/28/2014	c	202,260,000	5,584,208	5,588,397	(4,189)
3/28/2014	e	856,405,000	23,955,720	23,662,272	293,448
3/28/2014	f	167,740,000	4,615,215	4,634,617	(19,402)
3/28/2014	h	400,000,000	11,040,574	11,051,907	(11,333)

Thai Baht,
Expiring
3/28/2014	c	1,713,655,000	52,517,775	52,443,215	74,560

South African Rand,
Expiring:
3/28/2014	g	190,325,000	17,472,230	17,597,807	(125,577)
3/28/2014	j	60,600,000	5,582,331	5,603,190	(20,859)

Gross Unrealized Appreciation					4,240,048
Gross Unrealized Depreciation					(1,199,909)

Counterparties:
a Morgan Stanley Capital Services
b Goldman Sachs International
c JP Morgan Chase Bank
d Royal Bank of Scotland
e Barclays Bank
f Citigroup
g Deutsche Bank
h Credit Suisse
i UBS
j Merrill Lynch

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2014 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Banks--2.4%
Bank of Hawaii	4,100		239,645
Commerce Bancshares	6,465		288,727
New York Community Bancorp	133,900		2,139,722
People's United Financial	22,660		321,092
Wells Fargo & Co.	41,400		1,921,788
			4,910,974
Capital Goods--5.3%
General Dynamics	3,060		335,192
General Electric	250,800		6,387,876
Lockheed Martin	1,910		309,993
Northrop Grumman	20,300		2,456,909
Raytheon	13,820		1,353,116
			10,843,086
Commercial & Professional Services--7.4%
Pitney Bowes	310,315		7,897,517
R.R. Donnelley & Sons	389,300		7,447,309
			15,344,826
Consumer Durables & Apparel--2.6%
Garmin	31,500	a	1,690,290
Hasbro	36,410		2,008,376
Leggett & Platt	31,400		1,006,370
Mattel	17,320		646,209
			5,351,245
Consumer Services--3.4%
H&R Block	178,690		5,653,752
Starwood Hotels & Resorts
Worldwide	13,750	b	1,133,825
Wynn Resorts	1,100		266,739
			7,054,316
Diversified Financials--4.8%
American Express	8,570		782,270

Ares Capital	211,000		3,804,330
Invesco	29,000		994,700
JPMorgan Chase & Co.	36,755		2,088,419
SLM	89,400		2,140,236
			9,809,955
Energy--7.2%
Chevron	26,310		3,034,332
ConocoPhillips	61,415		4,084,097
Exxon Mobil	65,810		6,335,529
Phillips 66	6,100		456,646
RPC	27,100	a	498,911
Schlumberger	4,350		404,550
			14,814,065
Food & Staples Retailing--4.8%
CVS Caremark	39,370		2,879,522
Wal-Mart Stores	80,290		5,997,663
Walgreen	15,340		1,042,353
			9,919,538
Food, Beverage & Tobacco--6.0%
Altria Group	184,620		6,694,321
Campbell Soup	9,100		394,121
ConAgra Foods	15,330		435,372
Dr. Pepper Snapple Group	27,610	a	1,438,757
Philip Morris International	43,090		3,486,412
			12,448,983
Health Care Equipment & Services--1.5%
Abbott Laboratories	25,880		1,029,506
Humana	2,120		238,415
Medtronic	20,650		1,223,719
WellPoint	7,600		688,484
			3,180,124
Household & Personal Products--.5%
Procter & Gamble	13,350		1,050,111
Insurance--1.4%
Cincinnati Financial	5,000		234,400
MetLife	32,850		1,664,509
Old Republic International	43,900		683,084

Prudential Financial	4,105		347,201
			2,929,194
Materials--3.1%
Dow Chemical	64,300		3,132,053
Packaging Corporation of America	32,500		2,368,925
Rockwood Holdings	10,100		796,688
			6,297,666
Media--1.5%
Gannett	42,950		1,277,762
Regal Entertainment Group, Cl. A	80,400	a	1,479,360
Viacom, Cl. B	3,090		271,086
			3,028,208
Pharmaceuticals, Biotech & Life Sciences--11.4%
AbbVie	8,330		424,080
Bristol-Myers Squibb	112,160		6,030,843
Eli Lilly & Co.	93,870		5,595,591
Johnson & Johnson	10,000		921,200
Merck & Co.	48,310		2,753,187
Pfizer	244,307		7,844,698
			23,569,599
Real Estate--5.2%
Annaly Capital Management	464,760	b	5,196,017
CBL & Associates Properties	33,050	b	587,959
CommonWealth	15,510	b	421,097
Corrections Corporation of America	32,000	b	1,067,200
Hatteras Financial	34,450	b	679,354
HCP	6,800	b	263,636
Hospitality Properties Trust	22,440	b	594,660
Kimco Realty	10,500	b	233,730
Macerich	8,200	b	493,066
MFA Financial	156,000	b	1,226,160
			10,762,879
Retailing--1.8%
Foot Locker	14,250		594,368
Genuine Parts	3,270		288,054
Home Depot	29,740		2,439,572
Target	6,000		375,240

			3,697,234
Semiconductors & Semiconductor Equipment--3.8%
Intel	222,045		5,497,834
Maxim Integrated Products	24,905		814,643
Microchip Technology	15,400	a	701,470
Texas Instruments	19,100		858,736
			7,872,683
Software & Services--5.8%
CA	94,300		3,159,050
International Business Machines	5,040		933,257
Microsoft	170,585		6,535,111
Oracle	36,440		1,425,168
			12,052,586
Technology Hardware & Equipment--5.9%
Apple	7,010		3,688,942
Cisco Systems	75,600		1,648,080
Hewlett-Packard	48,200		1,440,216
Seagate Technology	105,200		5,490,388
			12,267,626
Telecommunication Services--5.5%
AT&T	155,260		4,957,452
CenturyLink	15,100		472,026
Frontier Communications	124,300	a	606,584
Verizon Communications	92,270		4,390,207
Windstream Holdings	109,150	a	875,383
			11,301,652
Transportation--1.7%
Union Pacific	1,200		216,456
United Parcel Service, Cl. B	34,920		3,344,288
			3,560,744
Utilities--6.4%
Ameren	34,710		1,402,631
American Electric Power	128,610		6,456,222
Consolidated Edison	6,940		388,987
Duke Energy	2,300		163,024
Edison International	8,500		445,145
Pepco Holdings	23,190		472,844

Pinnacle West Capital	24,450	1,360,643
Public Service Enterprise Group	12,160	445,786
Southern	15,050	637,368
Wisconsin Energy	31,150	1,369,354
		13,142,004
Total Common Stocks
(cost $173,050,531)		205,209,298

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $500,390)	500,390 [c]	500,390
Investment of Cash Collateral for
Securities Loaned--3.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,248,528)	7,248,528 [c]	7,248,528
Total Investments (cost $180,799,449)	103.1%	212,958,216
Liabilities, Less Cash and Receivables	(3.1%)	(6,508,801)
Net Assets	100.0%	206,449,415

a Security, or portion thereof, on loan. At February 28, 2014, the value of the fund's securities on loan was $7,012,913 and the value of the collateral held by the fund was $7,248,528.
b Investment in real estate investment trust.
c Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $32,158,767 of which $34,541,114 related to appreciated investment securities and $2,382,347 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	11.4
Commercial & Professional Services	7.4
Energy	7.2
Utilities	6.4

Food, Beverage & Tobacco	6.0
Technology Hardware & Equipment	5.9
Software & Services	5.8
Telecommunication Services	5.5
Capital Goods	5.3
Real Estate	5.2
Diversified Financials	4.8
Food & Staples Retailing	4.8
Semiconductors & Semiconductor Equipment	3.8
Money Market Investments	3.7
Consumer Services	3.4
Materials	3.1
Consumer Durables & Apparel	2.6
Banks	2.4
Retailing	1.8
Transportation	1.7
Health Care Equipment & Services	1.5
Media	1.5
Insurance	1.4
Household & Personal Products	.5
103.1

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	205,209,298	-	-	205,209,298
Mutual Funds	7,748,918	-	-	7,748,918

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/_Bradley J. Skapyak____
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/_Bradley J. Skapyak____
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/_James Windels______
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)